Subsequent Events (Details) - Subsequent Events - $ / shares	May 16, 2023	Mar. 02, 2023	May 17, 2023
Subsequent Events
Number of common stock shares sold	2,374,641	4,137,931
Offering price per share		$ 7.25	$ 7.25